10-K Fair Value of Financial Instruments - Level 3 Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 81,415	$ 94,308	$ 94,308	$ 71,736
Contingent consideration recorded at acquisition date	6,000	5,000	6,642	31,616
Payment of contingent consideration recorded at acquisition date	(1,319)	(3,571)	(16,911)	(12,934)
Payment of contingent consideration recorded in earnings			$ (2,982)	(520)
Payment of contingent consideration recorded in earnings, location			Impairments and other operating items
Adjustments to contingent consideration	(637)	(52)	$ (1,030)	2,954	$ 18,418
Interest accretion expense	363	353	1,417	1,470
Foreign currency translation adjustment			(29)	(14)
Ending balance	$ 85,822	$ 96,038	$ 81,415	$ 94,308	$ 71,736